Foreign Currency Transactions - Summary of Transactions Denominated in Foreign Currency (Parenthetical) (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)
Foreign Currency Transactions [Abstract]
Interest expense	$ 4,104,423	$ 15.0	$ 3,439,276	$ 8.8	$ 2,455,918	$ 8.8